INVESTMENTS IN DEBT AND EQUITY SECURITIES (Shares) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	$ 5,104	$ 7,283	$ 11,530
Total Investment in Debt and Equity Securities	5,104	7,283
Common stock - NorAm Drilling
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	5,104	7,283
Common Stock - Frontline Ltd
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	0	0
Common Stock, ADS
Debt and Equity Securities, FV-NI [Line Items]
Equity securities	$ 0	$ 0